Annual Maturities of Debt (Detail) - National Mentor Holdings, Inc $ in Thousands	Sep. 30, 2014 USD ($)
Debt Instrument [Line Items]
2015 (includes $162,000 of senior notes redeemed on October 17, 2014)	$ 168,000
2016	6,000
2017	6,000
2018	56,000
2019	6,000
Thereafter	567,000
Total	$ 809,000